Monica Lea Parry

1.202.373.6179

monica.parry@morganlewis.com

VIA EDGAR

July 26, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renn Fund, Inc. (File Nos. 333- and 811-22299): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Renn Fund, Inc. (the “Fund”), we are filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”). This filing is an initial Registration Statement under the 1933 Act and is being made for the purpose of registering additional Common Stock and Rights to purchase Common Stock for an offering under Rule 415 under the 1933 Act and under the 1940 Act.

If you have any questions regarding this filing, please contact me at 202.373.6179.

Very truly yours,

/s/ Monica Lea Parry
Monica Lea Parry

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001